Investment in a Joint Venture (Details) - Lineowa [Member]	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Investment in a Joint Venture [Line Items]
Ownership percentage	50.00%	50.00%
Investment amount	$ 318,134	$ 40,874